STOCK-BASED COMPENSATION (Schedule of Stock Option Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Activity
Outstanding, beginning balance	150,000	150,000
Exercised
Cancelled/Forfeited	150,000
Outstanding, ending balance		150,000
Weighted Average Exercise Price
Outstanding, beginning balance	$ 5.00	$ 5.00
Exercised
Cancelled/Forfeited	$ 5.00
Outstanding, ending balance		$ 5.00